UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of January 31, 2017 (Unaudited)

Deutsche Global Equity Fund

	Shares	Value ($)
Common Stocks 98.1%
Australia 1.2%
Australia & New Zealand Banking Group Ltd. (Cost $221,249)	10,097	223,696
Canada 7.8%
Agnico Eagle Mines Ltd.	9,400	448,380
Alimentation Couche-Tard, Inc. "B"	7,300	334,412
Brookfield Asset Management, Inc. "A"	14,500	501,441
Toronto-Dominion Bank	3,800	196,855
(Cost $1,014,710)		1,481,088
China 1.1%
Tencent Holdings Ltd. (Cost $185,579)	8,000	209,099
Finland 1.9%
Sampo Oyj "A" (Cost $359,269)	7,841	363,007
Germany 5.4%
Allianz SE (Registered)	1,900	321,679
BASF SE	1,700	163,432
Fresenius Medical Care AG & Co. KGaA	6,700	544,426
(Cost $819,312)		1,029,537
Hong Kong 0.6%
AIA Group Ltd. (Cost $107,180)	18,000	111,009
Ireland 1.6%
Kerry Group PLC "A" (a)	3,500	245,933
Kerry Group PLC "A" (a)	791	55,672
(Cost $298,642)		301,605
Israel 0.8%
Mobileye NV* (b) (Cost $138,441)	3,500	150,360
Japan 1.5%
Japan Tobacco, Inc. (Cost $289,251)	8,600	277,027
Luxembourg 1.5%
Eurofins Scientific (Cost $140,197)	650	290,909
Malaysia 0.8%
IHH Healthcare Bhd. (Cost $143,231)	110,000	156,446
Mexico 0.7%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $172,121)	1,900	142,937
Netherlands 0.5%
Patheon NV* (b) (Cost $92,976)	3,600	103,284
Norway 0.5%
Marine Harvest ASA* (Cost $63,019)	5,500	97,232
Philippines 0.8%
Universal Robina Corp. (Cost $204,428)	45,000	147,464
Sweden 3.4%
Assa Abloy AB "B"	14,000	265,000
Hennes & Mauritz AB "B"	4,600	131,460
Svenska Cellulosa AB "B"	8,000	240,435
(Cost $590,320)		636,895
Switzerland 6.4%
Comet Holding AG (Registered)*	120	118,599
Lonza Group AG (Registered)*	1,000	181,607
Nestle SA (Registered)	5,000	364,950
Roche Holding AG (Genusschein)	1,500	353,444
u-blox Holding AG*	1,100	198,326
(Cost $964,249)		1,216,926
United Kingdom 6.1%
Aon PLC (b)	3,800	428,260
Compass Group PLC	17,000	302,394
Halma PLC	19,000	221,188
Spirax-Sarco Engineering PLC	3,700	200,650
(Cost $995,754)		1,152,492
United States 55.5%
A.O. Smith Corp.	3,200	156,000
Acadia Healthcare Co., Inc.*	5,200	199,524
Activision Blizzard, Inc.	7,400	297,554
Allergan PLC*	1,200	262,668
Alliance Data Systems Corp.	850	194,123
Alphabet, Inc. "A"*	360	295,268
American Express Co.	2,570	196,297
AMETEK, Inc.	5,000	255,500
Amphenol Corp. "A"	8,500	573,665
Apple, Inc.	2,800	339,780
Applied Materials, Inc.	11,400	390,450
Biogen, Inc.*	400	110,896
Bristol-Myers Squibb Co.	4,000	196,640
CBRE Group, Inc. "A"*	3,100	94,116
Celgene Corp.*	3,700	429,755
CVS Health Corp.	2,000	157,620
Danaher Corp.	4,200	352,464
Dollar General Corp.	1,400	103,348
Ecolab, Inc.	2,130	255,877
EOG Resources, Inc.	2,800	284,424
EPAM Systems, Inc.*	2,200	141,592
Evolent Health, Inc. "A"*	5,900	107,380
Exxon Mobil Corp.	2,000	167,780
Facebook, Inc. "A"*	1,600	208,512
Fidelity National Information Services, Inc.	1,900	150,898
General Electric Co.	7,500	222,750
JPMorgan Chase & Co.	4,500	380,835
L Brands, Inc.	1,500	90,315
LKQ Corp.*	6,200	197,842
Marcus & Millichap, Inc.*	3,800	97,926
Mastercard, Inc. "A"	4,500	478,485
Mead Johnson Nutrition Co.	2,700	190,242
Noble Energy, Inc.	6,700	266,392
PPG Industries, Inc.	1,250	125,012
Progressive Corp.	9,400	351,936
Schlumberger Ltd.	3,400	284,614
Scotts Miracle-Gro Co.	2,080	191,298
T-Mobile U.S., Inc.*	6,000	373,620
Time Warner, Inc.	3,800	368,030
TJX Companies, Inc.	4,200	314,664
Union Pacific Corp.	1,500	159,870
United Technologies Corp.	1,800	197,406
Zoetis, Inc.	6,000	329,640
(Cost $9,103,850)		10,543,008
Total Common Stocks (Cost $15,903,778)		18,634,021
Preferred Stock 0.7%
Germany
Draegerwerk AG & Co. KGaA (Cost $107,481)	1,500	131,537
Cash Equivalents 1.0%
Deutsche Central Cash Management Government Fund, 0.54% (c) (Cost $186,385)	186,385	186,385
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $16,197,644) †	99.8	18,951,943
Other Assets and Liabilities, Net	0.2	29,627
Net Assets	100.0	18,981,570

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $16,347,825. At January 31, 2017, net unrealized appreciation for all securities based on tax cost was $2,604,118. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,191,519 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $587,401.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

At January 31, 2017 the Deutsche Global Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Information Technology	3,967,899	21.1%
Health Care	3,750,620	20.0%
Financials	3,075,015	16.4%
Consumer Staples	2,253,924	12.0%
Consumer Discretionary	1,508,053	8.0%
Industrials	1,457,176	7.8%
Materials	1,183,999	6.3%
Energy	1,003,210	5.4%
Telecommunication Services	373,620	2.0%
Real Estate	192,042	1.0%
Total	18,765,558	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)
Australia	$—	$223,696	$—	$223,696
Canada	1,481,088	—	—	1,481,088
China	—	209,099	—	209,099
Finland	—	363,007	—	363,007
Germany	—	1,029,537	—	1,029,537
Hong Kong	—	111,009	—	111,009
Ireland	—	301,605	—	301,605
Israel	150,360	—	—	150,360
Japan	—	277,027	—	277,027
Luxembourg	—	290,909	—	290,909
Malaysia	—	156,446	—	156,446
Mexico	142,937	—	—	142,937
Netherlands	103,284	—	—	103,284
Norway	—	97,232	—	97,232
Philippines	—	147,464	—	147,464
Sweden	—	636,895	—	636,895
Switzerland	—	1,216,926	—	1,216,926
United Kingdom	428,260	724,232	—	1,152,492
United States	10,543,008	—	—	10,543,008
Preferred Stock	—	131,537	—	131,537
Short-Term Investments	186,385	—	—	186,385
Total	$13,035,322	$5,916,621	$—	$18,951,943

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017